Quantitative Information about Three Measurements (Detail) (USD $) In Thousands, unless otherwise specified				6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Impaired Loans	Dec. 31, 2012 Impaired Loans	Jun. 30, 2013 Impaired Loans Weighted Average	Jun. 30, 2013 Other Real Estate	Dec. 31, 2012 Other Real Estate	Jun. 30, 2013 Other Real Estate Weighted Average	Jun. 30, 2013 Contingent Consideration	Dec. 31, 2012 Contingent Consideration
Level 3 Measurements [Line Items]
Assets, Fair Value				$ 2,208	$ 5,146		$ 2,524	$ 2,000			$ 290
Valuation Technique				Collateral method	Collateral method		Collateral method	Collateral method		Cash flows to be paid	Cash flows to be paid
Unobservable Input(s)				Adjustments for selling costs	Adjustments for selling costs		Adjustments for selling costs	Adjustments for selling costs		Expected payments	Expected payments
Contingent consideration	$ 0	$ 0	$ 1,752							$ 287
Weighted average volatility (percent)						8.00%			8.00%